Note 11 - Options (Details) (USD $)	12 Months Ended			24 Months Ended	1 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2014	Aug. 31, 2004
Note 11 - Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	3,640,381	3,321,830	2,286,589	3,640,381
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	479,001	391,000	955,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	276,394
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)	$ 2,482,528	$ 1,771,200		$ 2,482,528
Share-based Compensation (in Dollars)	1,748,607	1,153,882	2,323,845
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	48,000	3,500	0
Proceeds from Stock Options Exercised (in Dollars)	116,984	5,965
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value (in Dollars)		5,965
Stock Option Sharebased Compensation Forfeiture Rate				3.00%
Employee Stock Option [Member] | Maximum [Member] | Employee Stock Option Plan [Member]
Note 11 - Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Employee Stock Option [Member] | Employee Stock Option Plan [Member]
Note 11 - Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Performance Shares [Member] | Two Executives [Member]
Note 11 - Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					2,763,940
Performance Shares [Member]
Note 11 - Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	1,658,364
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Extension Period	2 years
Allocated Share-based Compensation Expense (in Dollars)	1,066,991
Share-based Compensation (in Dollars)	442,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	48,000
Proceeds from Stock Options Exercised (in Dollars)	$ 116,984
Employees [Member]
Note 11 - Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	479,001
Non-Management Board Members [Member]
Note 11 - Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		391,000
Employee Stock Option Plan [Member]
Note 11 - Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	2,345,661			2,345,661
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	2,094,268			2,094,268
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	251,393			251,393